Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net

(11)    Goodwill and Other Intangible Assets, Net

The following table sets forth changes in goodwill during the years ended December 31, 2022 and 2021:

(in $ millions)	Amount
Balance as of December 31, 2020	$1,028
Additions(1)	343
Currency translation adjustments	(13)
Balance as of December 31, 2021	1,358
Egencia acquisition adjustments(2)	(118)
Currency translation adjustments	(52)
Balance as of December 31, 2022	1,188
(1)	Relates to acquisition of Ovation ($36 million) and Egencia ($307 million) which was based on preliminary purchase price allocation (see note 10 – Business Acquisitions).
(2)	Relates to measurement period adjustments for Egencia acquisition (see note 10 – Business Acquisitions – Acquisition of Egencia).

There were no goodwill impairment losses recorded for the years ended December 31, 2022, 2021 and 2020 and there are no accumulated goodwill impairment losses as of December 31, 2022.

The following table sets forth the Company’s other intangible assets with definite lives as of December 31, 2022 and 2021:

	December 31, 2022			December 31, 2021
		Accumulated			Accumulated
(in $ millions)	Cost	depreciation	Net	Cost	depreciation	Net
Trademarks/tradenames	$116	$(69)	$47	$115	$(62)	$53
Business client relationships	788	(240)	548	815	(189)	626
Supplier relationship	253	(213)	40	254	(188)	66
Travel partner network	4	(3)	1	4	(3)	1
Other intangible assets, net	$1,161	$(525)	$636	$1,188	$(442)	$746

Amortization expense relating to definite-lived intangible assets was $93 million, $67 million and $62 million for the years ended December 31, 2022, 2021 and 2020, respectively. As of December 31, 2022, the estimated amortization expense relating to definite-live intangible assets, assuming no subsequent impairment of the underlying assets, for each of the five succeeding years and periods thereafter is as follows:

(in $ millions)	Amount
2023	$91
2024	70
2025	49
2026	48
2027	48
Thereafter	330
Total	$636